CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2017	$ 2,830,000	$ 1,475	$ 26,628,006	$ (28,688,946)	$ (148,000)	$ 622,535
Balance, shares at Dec. 31, 2017	2,830	1,475,561
Common stock issued for warrants exercised		$ 21	194,979			195,000
Common stock issued for warrants exercised, shares		21,429
Stock options granted to employees			447,826			447,826
Stock Repurchase					(1,459)	(1,459)
Common stock issued for services		$ 4	73,704			73,708
Common stock issued for services, shares		3,729
Common stock issued for conversion of salary		$ 5	72,287			72,292
Common stock issued for conversion of salary, shares		5,164
Net Loss				(1,580,887)		(1,580,887)
Net Income (Loss)						(1,580,887)
Balance at Dec. 31, 2018	$ 2,830,000	$ 1,505	27,416,802	(30,269,833)	(149,459)	(170,985)
Balance, shares at Dec. 31, 2018	2,830	1,505,883
Common stock issued for warrants exercised		$ 214	1,649,786			1,650,000
Common stock issued for warrants exercised, shares		214,286
Stock options granted to employees			21,892			21,892
Net Income (Loss)				44,169		44,169
Balance at Mar. 31, 2019	$ 2,830,000	$ 1,719	29,088,480	(30,225,664)	(149,459)	1,545,076
Balance, shares at Mar. 31, 2019	2,830	1,720,169
Balance at Dec. 31, 2018	$ 2,830,000	$ 1,505	27,416,802	(30,269,833)	(149,459)	(170,985)
Balance, shares at Dec. 31, 2018	2,830	1,505,883
Stock issuance costs						(10,000)
Net Income (Loss)						(1,905,622)
Balance at Jun. 30, 2019	$ 2,830	$ 1,796	29,598,664	(32,175,455)	(150,610)	104,395
Balance, shares at Jun. 30, 2019	2,830,000	1,796,803
Balance at Dec. 31, 2018	$ 2,830,000	$ 1,505	27,416,802	(30,269,833)	(149,459)	(170,985)
Balance, shares at Dec. 31, 2018	2,830	1,505,883
Common stock issued for warrants exercised		$ 302	2,317,718			2,318,020
Common stock issued for warrants exercised, shares		301,042
Common stock issued for cashless warrants exercised		$ 10	(10)
Common stock issued for cashless warrants exercised, shares		9,878
Stock options granted to employees			44,874			44,874
Stock Repurchase					(7,993)	(7,993)
Stock issuance costs			(20,000)			(20,000)
Series B preferred converted to common stock	$ (1,125,000)	$ 161	1,124,839
Series B preferred converted to common stock, Shares	(1,125)	160,713
Common stock issued for services		$ 4	32,913			32,917
Common stock issued for services, shares		4,523
Debt discount from warrants issued with notes payable - related parties			146,779			146,779
Net Loss				(2,470,882)		(2,470,882)
Net Income (Loss)						(2,470,882)
Balance at Dec. 31, 2019	$ 1,705,000	$ 1,982	31,063,915	(32,595,310)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705	1,982,039
Balance at Mar. 31, 2019	$ 2,830,000	$ 1,719	29,088,480	(30,225,664)	(149,459)	1,545,076
Balance, shares at Mar. 31, 2019	2,830	1,720,169
Common stock issued for warrants exercised		$ 77	513,943			514,020
Common stock issued for warrants exercised, shares		76,634
Stock options granted to employees			6,241			6,241
Stock Repurchase					(1,151)	(1,151)
Stock issuance costs			(10,000)			(10,000)
Net Income (Loss)				(1,949,791)		(1,949,791)
Balance at Jun. 30, 2019	$ 2,830	$ 1,796	29,598,664	(32,175,455)	(150,610)	104,395
Balance, shares at Jun. 30, 2019	2,830,000	1,796,803
Balance at Dec. 31, 2019	$ 1,705,000	$ 1,982	31,063,915	(32,595,310)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705	1,982,039
Common stock issued		$ 1,542	9,251,586			$ 9,253,128
Common stock issued, Shares		1,542,188				1,542,188
Stock options granted to employees			8,100			$ 8,100
Stock issuance costs			(1,001,885)			(1,001,885)
Common stock issued for services		$ 2	7,498			7,500
Common stock issued for services, shares		1,611
Net Income (Loss)				(2,147,049)		(2,147,049)
Balance at Mar. 31, 2020	$ 1,705,000	$ 3,526	39,329,214	(34,887,764)	(157,452)	5,992,524
Balance, shares at Mar. 31, 2020	1,705	3,525,838
Balance at Dec. 31, 2019	$ 1,705,000	$ 1,982	31,063,915	(32,595,310)	(157,452)	(127,270)
Balance, shares at Dec. 31, 2019	1,705	1,982,039
Common stock issued						$ 9,250,000
Common stock issued, Shares						1,542,188
Stock issuance costs						$ (1,001,885)
Net Income (Loss)						(3,612,938)
Balance at Jun. 30, 2020	$ 1,705	$ 3,528	39,527,682	(36,353,653)	(157,452)	4,725,105
Balance, shares at Jun. 30, 2020	1,705,000	3,527,470
Balance at Mar. 31, 2020	$ 1,705,000	$ 3,526	39,329,214	(34,887,764)	(157,452)	5,992,524
Balance, shares at Mar. 31, 2020	1,705	3,525,838
Modification of employee stock options			102,800			102,800
Stock options granted to employees			88,170			88,170
Common stock issued for services		$ 2	7,498			7,500
Common stock issued for services, shares		1,632
Net Income (Loss)				(1,465,889)		(1,465,889)
Balance at Jun. 30, 2020	$ 1,705	$ 3,528	$ 39,527,682	$ (36,353,653)	$ (157,452)	$ 4,725,105
Balance, shares at Jun. 30, 2020	1,705,000	3,527,470